Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on January 6, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have registration rights to require the Company to register a sale of any of our securities held by them. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Agreement

On November 22, 2021, the Company entered into a Business Combination Agreement (the “BCA”), by and among the Company, Bright Lights Parent Corp., a Delaware corporation and a direct wholly owned subsidiary of the Company (“ParentCo”), Mower Intermediate Holdings, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Intermediate Holdco”), Mower Merger Sub Corp., a Delaware corporation and a direct wholly owned subsidiary of ParentCo (“Merger Sub Corp”), Mower Merger Sub 2, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of Intermediate Holdco (“Merger Sub LLC”), and Manscaped, LLC, a Delaware limited liability company (“Manscaped”).

Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, among others: (i) the Company and ParentCo will enter into a merger transaction pursuant to which the Company will merge with and into ParentCo (the “ParentCo Merger”), pursuant to which the separate corporate existence of the Company will cease and ParentCo will be the surviving corporation, (ii) Merger Sub Corp will merge with and into Manscaped, Inc., a Delaware corporation and a wholly owned subsidiary of Manscaped (“Manscaped, Inc.”), pursuant to which the separate corporate existence of Merger Sub Corp will cease and Manscaped, Inc. will be the surviving corporation and a wholly owned subsidiary of ParentCo (the “Manscaped, Inc. Merger”), (iii) Manscaped, Inc. will merge with and into Merger Sub LLC (such merger, the “Second Merger” and, together with the Manscaped, Inc. Merger, the “Mergers”), with Merger Sub LLC being the surviving entity of the Second Merger (the “Surviving Entity”), and (iv) following the Mergers, (x) Intermediate Holdco will contribute all of its interest in the Surviving Entity to Manscaped in exchange for limited liability company interests of Manscaped and (y) Intermediate Holdco will become the managing member of Manscaped pursuant to an amended and restated limited liability company agreement of Manscaped. Following the closing (the “Closing”) of the series of transactions contemplated by the Business Combination Agreement (such transactions, the “Business Combination”), the name of ParentCo is expected to change to Manscaped, Inc.

As a result of and upon the effective time of the ParentCo Merger (the “Effective Time”), (1) each then issued and outstanding share of Class A common stock, par value $0.0001 per share, of the Company (the “BLTS Class A Common Stock”), will convert automatically, on a one-for-one basis, into a share of Class A common stock, par value $0.0001 per share, of ParentCo (the “ParentCo Class A Common Stock”), (2) each then issued and outstanding share of Class B common stock, par value $0.0001 per share, of the Company (the “BLTS Class B Common Stock”), will convert automatically, on a one-for-one basis, into a share of ParentCo Class A Common Stock, (3) each then issued and outstanding redeemable warrant of BLTSW (each, a “BLTS Warrant”) will convert automatically into a redeemable warrant to acquire one share of ParentCo Class A Common Stock (each, a “ParentCo Warrant”) pursuant to the Assignment, Assumption and Amendment Agreement between the Company and Continental Stock Transfer & Trust Company (“Continental”), as warrant agent (the “Warrant Amendment”), and (4) each of the then issued and outstanding units of the Company that have not been previously separated into the underlying shares of BLTS Class A Common Stock and underlying BLTS Warrants upon the request of the holder thereof, will be cancelled and will entitle the holder thereof to one share of ParentCo Class A Common Stock and one-half of one ParentCo Warrant.

Prior to the completion of the Business Combination, (i) 100% of the capital stock of Manscaped, Inc. will be distributed to the equityholders of Manscaped, pro rata in accordance with their respective interests in Manscaped, and (ii) each of the outstanding limited liability company units of Manscaped (“LLC Units”) (other than Incentive Units) will be recapitalized into a single class of limited liability company units, in each case in accordance with the terms and conditions of the Restructuring Agreement (as defined in the Business Combination Agreement).

Additionally, pursuant to the Business Combination Agreement and Manscaped’s limited liability company agreement (which will be amended at Closing), following the achievement of certain milestones, ParentCo will issue ParentCo Class A Common Stock or restricted stock units in ParentCo Class A Common Stock to each holder of Manscaped, Inc. capital stock or restricted stock units of ParentCo as of immediately prior to the effective time of the Manscaped, Inc. Merger with a pro rata portion thereof in excess of zero (each, a “ParentCo Participant” ) in accordance with such ParentCo Participant’s pro rata portion thereof (“ParentCo Earnout”), and Manscaped will issue earnout units in Manscaped to each holder of Manscaped as of immediately following the Closing (each a “Manscaped Participant”) in accordance with such Manscaped Participant’s pro rata portion thereof (“Manscaped Earnout”). The earnout milestones are as follows: (A) if the closing share price of ParentCo Class A Common Stock equals or exceeds $12.50 per share for any 20 trading days within any consecutive 30-trading day period commencing on or after the 150th day after the date on which the Closing takes place (the “Closing Date”) and ending on or prior to the five-year anniversary of the Closing Date (such period, the “Earnout Period”); (B) if the closing share price of ParentCo Class A Common Stock equals or exceeds $15.00 per share for any 20 trading days within any consecutive 30-trading day period during the Earnout Period; and (C) if the closing share price of ParentCo Class A Common Stock equals or exceeds $17.50 per share for any 20 trading days within any consecutive 30-trading day period during the Earnout Period. The $12.50, $15.00 and $17.50 share price milestones, respectively, shall also be deemed to have been achieved if (1) after the Closing Date and prior to the five-year anniversary of the Closing Date, there is a merger, consolidation, business combination, sale of substantially all the assets, reorganization, recapitalization, liquidation, dissolution or other similar transaction with respect to ParentCo and its subsidiaries, taken as a whole, whereby all or substantially all of the holders of the outstanding shares of ParentCo Class A Common Stock have such shares converted, exchanged or otherwise replaced with the right to receive cash, securities or other property (an “Earnout Strategic Transaction”), or a definitive agreement providing therefor has been entered into during such time and such transaction is ultimately consummated, and (2) the per share value of the consideration to be received in such transaction equals or exceeds $12.50, $15.00 or $17.50 per share, respectively. Earnout shares or units in respect of each milestone may be issued and earned only once. A total of 38,270,000 shares of ParentCo Class A Common Stock shall be subject to the earnout, taking into account both the ParentCo Earnout and the Manscaped Earnout (on an as converted to ParentCo Class A Common Stock basis).

On January 10, 2022, the parties to the BCA entered into the First Amendment to Business Combination Agreement (the “BCA Amendment”). The BCA Amendment provides that each of the outstanding Company LLC Units (as defined in the BCA) and the shares issuable pursuant to the applicable earnout milestone will be treated as converted to ParentCo Class A common stock, as applicable, issued and to be taken into account in calculating the per share price for purposes of determining whether any earnout milestone has been achieved in connection with certain transactions where all or substantially all the holders of outstanding shares of ParentCo Class A common stock have such shares converted, exchanged or otherwise replaced with the right to receive cash, securities or other property. Additionally, pursuant to the BCA Amendment, the definition of “Earnout Consideration” is amended with respect to each holder of ParentCo Class A common stock and each holder of restricted stock units of ParentCo to equal a portion of the available earnout shares or the available earnout restricted stock units, respectively, as determined by the Board of Managers of Manscaped. The BCA Amendment also removes the definition of “Earnout Pro Rata Portion”. The BCA Amendment also revises the figure in Section 2.4(a) of the BCA to read “22,244,958 Company LLC Units” and amends Section 6.3(a) of the BCA such that, if the registration statement filed in connection with the parties’ business combination is not effective by February 15, 2022, Manscaped shall act in good faith to deliver to the Company its audited financial statements as of and for the years ended December 31, 2021, as soon as reasonably practicable following such date.

Subscription Agreements

In connection with the execution of the Business Combination Agreement, the Company and ParentCo entered into Subscription Agreements (the “Subscription Agreements”) with certain investors including affiliates and related parties of the Company’s sponsor, Bright Lights Sponsor LLC (the “Sponsor”) (each, a “PIPE Investor”), pursuant to which the PIPE Investors agreed to purchase, in the aggregate, approximately 8,245,873 shares of ParentCo’s Class A Common Stock at $9.20 per share for an aggregate commitment amount of approximately $75 million. In the case of Subscription Agreements entered into with entities, the purchase of shares is subject to certain concentration limits. The Subscription Agreement for entities permits PIPE Investors prior to the Closing to reduce the number of PIPE Shares that they are required to purchase at the Closing with shares of Class A Common Stock acquired after the date of the Subscription Agreement and not redeemed, shares of Class A Common Stock issuable upon warrants acquired after the date of the Subscription Agreement and not transferred, and such that the shares subscribed for do not result in the PIPE Investor exceeding the beneficial ownership limit for ParentCo’s Class A Common Stock that is set forth on such PIPE Investor’s signature page.

The obligation of the parties to consummate the purchase and sale of the shares covered by each Subscription Agreement is conditioned upon, among other things, the substantially concurrent Closing.

The Subscription Agreements provide that ParentCo is required to file with the SEC, within 30 calendar days after the Closing Date, a shelf registration statement covering the resale of all shares acquired by the PIPE Investors pursuant to the Subscription Agreements which are eligible for registration (determined two business days prior to such submission or filing) and to use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 60th day after the Filing Deadline (defined as 30 calendar days after the closing date under the Subscription Agreements), or the 90th day if the SEC notifies ParentCo that it will “review” such registration statement and (ii) the fifth business day after the date ParentCo is notified (orally or in writing, whichever is earlier) by the SEC that such registration statement will not be “reviewed” or will not be subject to further review.

Additionally, pursuant to the Subscription Agreements, the PIPE Investors agreed to waive any and all right, title and interest, or any claims of any kind that they have, or may have in the future, in or to any monies held in the trust account established in connection with the Company’s initial public offering, and agreed not to seek recourse against such trust account as a result of, or arising out of, the Subscription Agreements.

The Subscription Agreements will terminate and be void and of no further force and effect, upon the earlier to occur of (i) such date and time as the Business Combination Agreement is terminated in accordance with its terms, (ii) upon the mutual written agreement of the Company and the applicable PIPE Investor, (iii) if the conditions to Closing (as defined in the Subscription Agreements) set forth in the Subscription Agreements are not satisfied or are not capable of being. Closing (as defined in the Subscription Agreements) and, as a result thereof, the transactions contemplated therein will not be or are not consummated at the Closing (as defined in the Subscription Agreements), and (iv) if the Closing has not occurred by June 22, 2022.

Manscaped Equityholders Support Agreement

In connection with the execution of the Business Combination Agreement, the Company entered into a support agreement with Manscaped and certain equityholders of Manscaped (the “Manscaped Unitholders” and, such agreement, the “Manscaped Equityholders Support Agreement”). Pursuant to the Manscaped Equityholders Support Agreement, Manscaped Unitholders agreed to, among others, vote to adopt and approve, upon the effectiveness of the Registration Statement, the BCA and all other documents and transactions contemplated thereby, in each case, subject to the terms and conditions of the Manscaped Equityholders Support Agreement, and vote against any alternative merger, purchase of assets or proposals that would impede, frustrate, prevent or nullify any provision of the Manscaped Equityholders Support Agreement, the BCA or any other ancillary agreements in connection with the Business Combination, or result in a breach of any covenant, representation, warranty or any other obligation or agreement under the Business Combination.

Pursuant to the Manscaped Equityholders Support Agreement, Manscaped Unitholders also agreed, among others, (a) to approve and adopt the Business Combination Agreement and the Business Combination; (b) to authorize and approve the Business Combination to the extent the approval of any of the Manscaped Unitholders is required or applicable pursuant to Manscaped’s limited liability company agreement (as amended, the “Manscaped LLC Agreement”); (c) to exercise the drag-along rights pursuant to and in accordance with the Manscaped LLC Agreement; (d) to authorize and approve the Manscaped, Inc. Merger to the extent the approval of any of the stockholders of Manscaped, Inc. is required or applicable pursuant to the organizational documents of Manscaped, Inc.; and (e) to approve and consent to any such other circumstances where a consent or approval is required under Manscaped’ governing documents or Manscaped’ financing agreements or otherwise sought with respect to the Business Combination Agreement and the Business Combination.

The Manscaped Equityholders Support Agreement will terminate in its entirety, and be of no further force or effect, upon the earliest to occur of (a) the Expiration Time (as defined in the Manscaped Equityholders Support Agreement) and (b) as to each Company Stockholder (as defined in the Manscaped Equityholders Support Agreement), the written agreement of the Company, Manscaped and such Company Stockholder. Upon such termination of the Manscaped Equityholders Support Agreement, all obligations of the parties under the Manscaped Equityholders Support Agreement will terminate, without any liability or other obligation on the part of any party thereto to any person in respect thereof or the transactions contemplated thereby, and no party thereto will have any claim against another (and no person will have any rights against such party), whether under contract, tort or otherwise, with respect to the subject matter thereof; provided, however, that the termination of the Manscaped Equityholders Support Agreement will not relieve any party thereto from liability arising in respect of any breach of the Manscaped Equityholders Support Agreement prior to such termination.

Sponsor Support Agreement

In connection with the execution of the Business Combination Agreement, the Company, Sponsor, Manscaped and certain individuals set forth on Schedule I thereto entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”). Pursuant to the Sponsor Support Agreement, the Sponsor and each director and officer of the Company agreed to, among others, vote to adopt and approve the Business Combination Agreement and all other documents and transactions contemplated thereby, in each case, subject to the terms and conditions of the Sponsor Support Agreement.

Pursuant to the Sponsor Support Agreement, the Sponsor also agreed that, immediately prior to the consummation of the ParentCo Merger (but subject to the prior satisfaction of all of the conditions to Closing), Sponsor will contribute, transfer, assign, convey and deliver to the Company all of its 5,630,000 outstanding shares of BLTS Class B Common Stock, and in exchange, the Company will issue to Sponsor 5,055,000 shares of BLTS Class A Common Stock. The Sponsor also agreed to subject 1,035,000 shares of its ParentCo common stock (the “Sponsor Earnout Shares”), which are comprised of two equal tranches (the “First Target Sponsor Earnout Shares” and the “Second Target Sponsor Earnout Shares,” respectively), to potential forfeiture to ParentCo for no consideration until the occurrence of certain earnout vesting conditions. If, at any time during the period beginning on the Closing Date and ending five years after the Closing Date (such period, the “Sponsor Earnout Period”), the closing share price of ParentCo Class A Common Stock for 20 out of any 30 consecutive trading days equals or exceeds $12.50, then the First Target Sponsor Earnout Shares, or if such price equals or exceeds $15.00 per share, then the Second Target Sponsor Earnout Shares, will immediately vest and no longer be subject to forfeiture. If, upon the expiration of the Sponsor Earnout Period, either such condition has not been met, any Sponsor Earnout Shares that failed to vest will be automatically forfeited and transferred to ParentCo for no consideration. Additionally, in the event that there is an Earnout Strategic Transaction during the Sponsor Earnout Period, then, to the extent that the holders of shares of ParentCo Class A Common Stock receive a price per share of ParentCo Class A Common Stock (such price, the “Earnout Strategic Transaction Price”) that is greater than or equal to the applicable ParentCo trading price described above, any Sponsor Earnout Shares that have not previously vested will be deemed to have vested to the extent that such Sponsor Earnout Shares would have vested if the ParentCo trading price had been the Earnout Strategic Transaction Price for any 20 trading days within any period of 30 trading days during the Sponsor Earnout Period immediately prior to the closing of such transaction.

The Sponsor Support Agreement will terminate in its entirety, and be of no further force or effect, upon the earliest to occur of (a) the Expiration Time (as defined in the Sponsor Support Agreement), (b) the liquidation of the Company and (c) the written agreement of the Company, the Sponsor, the persons set forth on Schedule I thereto and Manscaped. Upon such termination of the Sponsor Support Agreement, all obligations of the parties under the Sponsor Support Agreement will terminate, without any liability or other obligation on the part of any party thereto to any person in respect thereof or the transactions contemplated thereby, and no party thereto will have any claim against another (and no person will have any rights against such party), whether under contract, tort or otherwise, with respect to the subject matter thereof; provided, however, that the termination of the Sponsor Support Agreement will not relieve any party thereto from liability arising in respect of any breach of the Sponsor Support Agreement prior to such termination.

First Amendment to Sponsor Support Agreement

As previously announced, in connection with the execution of the Business Combination Agreement, the Company, Sponsor, Manscaped and certain individuals set forth on Schedule I thereto entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”).

On January 10, 2022, the parties to the Sponsor Support Agreement entered into the First Amendment to Sponsor Support Agreement (the “SSA Amendment”). Pursuant to the SSA Amendment, the definition of “Earnout Strategic Transaction Price,” which is the price used to determine whether the shares owned by the Sponsor that, as part of the transactions contemplated by the BCA, as amended, are to be subjected to potential forfeiture to ParentCo for no consideration until the occurrence of certain earnout vesting conditions (such shares, the “Sponsor Earnout Shares”), will vest in connection with certain transactions, was amended such that the Sponsor Earnout Shares to be issued are to be taken into account when determining the Earnout Strategic Transaction Price.

Warrant Amendment

Concurrently with the execution of the Business Combination Agreement, the Company, ParentCo and Continental executed the Warrant Amendment, to be effective upon closing, pursuant to which the Warrant Agreement, dated as of January 6, 2021, by and between the Company and Continental (the “Warrant Agreement”), which, among other things, the Company will agree to assign all of its right, title and interest in the Warrant Agreement to ParentCo.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, up to $7,568,750 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. Certain investors identified by our Sponsor may purchase units in this offering at the initial public offering price. The underwriters did not receive any underwriting discounts or commissions on units sold in this offering that were purchased by certain investors identified by the Sponsor.

Vendor Agreements

On June 24, 2021, the Company entered into an agreement with a vendor for transaction services related to the Business Combination. On August 5, 2021, the Company entered into an additional agreement with the same vendor for PIPE services relating to the Business Combination. At the closing of the Business Combination, the advisor shall receive a cash transaction fee of approximately $7,800,000, which shall be inclusive of both. These fees will only become due and payable upon the consummation of a Business Combination.

On September 17, 2021, the Company entered into an agreement with a vendor for investment banking services related to the pending Business Combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE financing. The agreement calls for the vendor to receive a capital markets advisory fee of $1,500,000 and a portion of the placement fee that equals to 4% of the gross proceeds of securities sold in the PIPE placement. These fees will only become due and payable upon the consummation of an initial business combination.

Upon the consummation of the Business Combination, the Company will extend its directors and officers insurance policy for a fee of approximately $2,500,000.

Upon the closing of the Business Combination, the Company expects to pay approximately $100,000 for fees related to printer and proxy related services.

Manscaped Holdings, LLC [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

10.    Commitments and Contingencies

Operating Leases

The Company accounts for leases in accordance with ASC 840, Leases. The Company has operating lease arrangements for its offices and warehouse. The Company records rent expense on a straight-line basis throughout the term of its leases. The difference between the cumulative amounts paid under the leases and the cumulative rent expense recognized is reflected as a deferred rent liability.

The annual scheduled future minimum payments under the non-cancelable operating leases as of December 31, 2021 are as follows (in thousands):

2022	$1,669
2023	1,428
2024	1,431
2025	1,474
2026	1,519
Thereafter	1,432
$8,953

The amount of deferred rent liability as of December 31, 2021 and 2020 was $1.6 million and $0.6 million, respectively, of which $1.4 million and $0.6 million, respectively, is included in other long-term obligations with the remainder included in other current liabilities. Total rent expense for the years ended December 31, 2021 and 2020 was $1.5 million and $1.2 million, respectively, which is net of immaterial sublease income and is included in general and administrative expenses in the accompanying consolidated statements of operations.

Sponsorship Agreements

Within the normal course of business, the Company enters into contractual commitments in order to promote the Company’s brand and products. These commitments include sponsorship agreements with celebrities, professional teams and athletes, athletic event sponsorships and other marketing commitments. These agreements typically contain a one to three-year term and contractual payment amounts required to be paid by the Company.

The annual scheduled minimum contractual commitments under sponsorship agreements as of December 31, 2021 are as follows (in thousands):

2022	$3,651
2023	3,259
2024	3,300
$10,210